Summary of Business and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of a straight-line basis over the estimated useful lives
Category	Estimated useful life	Estimated residual values
Building	20 years	0 – 10%
Computer and office equipment	3 years	0 – 10%
Leasehold improvement	Over the shorter of lease term or the estimated useful lives of the assets

Category	Estimated useful life	Estimated residual values
Building	20 years	0 – 10%
Computer and office equipment	3 years	0 – 10%
Leasehold improvement	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of exchange rates
	March 31, 2023	March 31, 2022
Period end exchange rate	US$1.00 to RMB 6.8676	US$1.00 to RMB 6.3393
Nine months average exchange rate	US$1.00 to RMB 6.945	US$1.00 to RMB 6.3962

	June 30, 2022	June 30, 2021
Year end exchange rate	US$1.00 to RMB 6.6981	US$1.00 to RMB 6.4566
Year average exchange rate	US$1.00 to RMB 6.4477	US$1.00 to RMB 6.6217